CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Shares, Issued at Dec. 31, 2009	$ 734,024	$ 1,905	$ 2,118,100	$ (729,715)	$ (656,760)	$ 494
Shares, Issued (in shares) at Dec. 31, 2009		190,472			(83,340)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	2,751	1,353
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		13	2,738
Adjustments Related to Tax Withholding for Share-based Compensation	(3,535)		(3,535)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(67,474)		(67,474)
Adjustments to Additional Paid in Capital Dividends Payable on Restricted Stock	(514)		(514)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	9,919		9,919
Restricted Stock Units Assumed and Converted	2,275		2,275
Debt Instrument, Decrease, Repayments	(176)		(176)
Change in Deferred Tax Asset	222		222
Treasury Stock, Shares, Acquired					(103)
Treasury Stock, Value, Acquired, Cost Method	(851)				(851)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(253)					(253)
Net income	81,480			81,480
Shares, Issued at Dec. 31, 2010	757,868	1,918	2,061,555	(648,235)	(657,611)	241
Shares, Issued (in shares) at Dec. 31, 2010		191,825			(83,443)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	619	1,379
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		14	605
Adjustments Related to Tax Withholding for Share-based Compensation	(5,572)		(5,572)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(22,913)		(22,913)
Adjustments to Additional Paid in Capital Dividends Payable on Restricted Stock	702		702
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	13,497		13,497
Return of Escrow, Shares					(233)
Return of Escrow, Value	(1,834)				(1,834)
Stock Issued During Period, Shares, Acquisitions		2,998
Stock Issued During Period, Value, Acquisitions	23,598	30	23,568
Change in Deferred Tax Asset	144		144
Treasury Stock, Shares, Acquired					(6,333)
Treasury Stock, Value, Acquired, Cost Method	(46,989)				(46,989)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	(255)					(255)
Net income	34,567			34,567
Shares, Issued at Dec. 31, 2011	753,144	1,962	2,071,298	(613,668)	(706,434)	(14)
Shares, Issued (in shares) at Dec. 31, 2011		196,202			(90,009)
Increase (Decrease) in Stockholders' Equity
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	340	717
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures		7	333
Adjustments Related to Tax Withholding for Share-based Compensation	(2,379)		(2,379)
Adjustments to Additional Paid in Capital, Dividends in Excess of Retained Earnings	(21,128)		21,128
Adjustments to Additional Paid in Capital Dividends Payable on Restricted Stock	(299)		(299)
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	10,471		10,471
Return of Escrow, Shares					(422)
Return of Escrow, Value	(3,154)				(3,154)
Change in Deferred Tax Asset	(322)		(322)
Treasury Stock, Shares, Acquired					(3,749)
Treasury Stock, Value, Acquired, Cost Method	(25,415)				25,415
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Net of Tax	26
Net income	7,520			9,938
Shares, Issued at Dec. 31, 2012	$ 718,804	$ 1,969	$ 2,057,974	$ (606,148)	$ (735,003)	$ 12
Shares, Issued (in shares) at Dec. 31, 2012		196,919			(94,180)